Statement of Additional Information Supplement

January 21, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 21, 2014 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Statements of Additional Information dated April 30, 2013 (Classes A, I and L), June 13, 2013 (Class IS), July 15, 2013 (Small Company Growth Portfolio Class IS), August 19, 2013 (Global Quality Portfolio Classes A, I and L) and August 19, 2013 (Global Quality Portfolio Class IS)

Effective January 8, 2014, Stefanie V. Chang Yu replaced Mary Ann Picciotto as Chief Compliance Officer of the Fund. Accordingly, all references to Mary Ann Picciotto in the Fund's Statement of Additional Information ("SAI") are hereby deleted. In addition, effective January 8, 2014, Ms. Chang Yu resigned as a Vice President of the Fund. As a result, the following information hereby replaces in its entirety the biographical information for Ms. Chang Yu contained in the Fund's SAI:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Stefanie V. Chang Yu (47) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since January 2014). Formerly, Vice President of various Morgan Stanley Funds (December 1997-January 2014).

*  Each officer serves an indefinite term, until his or her successor is elected.

Effective January 8, 2014, Joseph C. Benedetti resigned as an Assistant Secretary of the Fund and was appointed as a Vice President of the Fund. Accordingly, all references in the Fund's SAI to Joseph C. Benedetti, as Assistant Secretary, are hereby deleted and the following biographical information for Mr. Benedetti is hereby added to the executive officer information table contained in the Fund's SAI:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Joseph C. Benedetti (48) 522 Fifth Avenue New York, NY 10036	Vice President	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since January 2014). Formerly, Assistant Secretary of various Morgan Stanley Funds (October 2004-January 2014).

*  Each officer serves an indefinite term, until his or her successor is elected.

Please retain this supplement for future reference.